Document and Entity Information	Mar. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 09, 2026
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address Address Line 1	8000 Towers Crescent Drive
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Vienna
Entity Address, State or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001816017